INCOME TAXES (Income Tax Examination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Jan. 31, 2012	Dec. 31, 2010
Income Tax Examination [Line Items]
Income tax examination, assessed income tax liability				$ 7,325
Amount agreed with the IRS to settle THE outstanding claims			3,329
Payment accepted to settle claim	200
Unrecognized tax benefits
Income taxes payable	61	53
Income Taxes Payable Related To Current Operations [Member]
Income Tax Examination [Line Items]
Income taxes payable	$ 61	53
Minimum [Member] | The Netherlands [Member]
Income Tax Examination [Line Items]
Years under examination		2012
Minimum [Member] | Foreign Jurisdictions [Member]
Income Tax Examination [Line Items]
Years under examination		2010
Maximum [Member] | The Netherlands [Member]
Income Tax Examination [Line Items]
Years under examination		2014
Maximum [Member] | Foreign Jurisdictions [Member]
Income Tax Examination [Line Items]
Years under examination		2014